Share-based Payments (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-based Payment Charge

The Group recognized a share-based payment charge for the year as follows:

	Year Ended September 30,
(in USD)	2023	2022
Informal share option arrangements	999,357	249,087
Management earnout	64,082,445	—
Sponsor earnout	5,690,340	—
SAP compensation	6,845,953	—
MSA compensation	120,355	—
	77,738,450	249,087

Schedule of Share Options, Earnout Shares, Share Awards and RSUs Granted

The following share options, earnout shares, share awards and RSUs were granted during the year ended September 30, 2023:

Scheme	Number	Grant date	Expiry date	Post Business Combination equivalent
Informal share option arrangements	10,000	11/7/2022	5/23/2032	5,702
Informal share option arrangements	60,000	11/7/2022	8/12/2032	34,215
Informal share option arrangements	200,000	11/7/2022	8/15/2032	n/a*
Informal share option arrangements	20,000	11/7/2022	9/1/2032	11,405
Informal share option arrangements	1,100,000	11/7/2022	10/1/2032	627,270
Informal share option arrangements	50,000	11/7/2022	12/1/2032	28,512
Informal share option arrangements	25,000	11/7/2022	12/19/2032	14,256
Management earnout	8,518,290	4/28/2023	4/28/2028	8,518,290
Sponsor earnout	754,687	4/28/2023	4/28/2028	754,687
SAP compensation	173,000	4/28/2023	n/a	173,000
SAP compensation	683,720	4/28/2023	4/28/2028	683,720
MSA compensation	72,114	6/19/2023	n/a	72,114
	11,666,811			10,923,171

*Forfeit prior to conversion.

Reconciliation of Outstanding Share Options, Earnout Shares, Share Awards to be Issued and RSUs

The following reconciles the outstanding share options, earnout shares, share awards to be issued and RSUs at the beginning and end of the year:

	Informal share option arrangements	Management earnout shares	Sponsor earnout shares	SAP compensation	MSA compensation

At September 30, 2021	6,040,000	—	—	—	—
Granted during the year	300,000	—	—	—	—
Cancelled and forfeited during the year	(70,000)	—	—	—	—
At September 30, 2022	6,270,000	—	—	—	—
Granted prior to the transaction	1,465,000	—	—	—	—
Cancelled and forfeited prior to the Business Combination	(200,000)	—	—	—	—
Granted at the Business Combination	—	8,518,290	754,687	856,720	—
Adjustment at the Business Combination	(3,238,205)	—	—	—	—
Granted after the Business Combination	—	—	—	—	72,114
Cancelled and forfeited after the Business Combination	(23,951)	—	—	—	—
At September 30, 2023	4,272,844	8,518,290	754,687	856,720	72,114

Schedule of Key Terms in Relation to Informal Share Option Arrangements

The follow table presents key terms in relation to the informal share option arrangements:

	Weighted average exercise price	Weighted average remaining contractual life (in years)
At September 30, 2021	$0.06
Granted during the year	$0.45
Cancelled and forfeited during the year	$0.45
At September 30, 2022	$0.06
Granted prior to the Business Combination	$0.64
Cancelled and forfeited prior to the Business Combination	$1.15
At September 30, 2023	$0.27	6.58

Schedule of Movements in Non-vested Shares Under Informal Share Option Arrangements

Movements in non-vested shares under informal share option arrangements were as follows:

	Number	Weighted average fair value at grant date
At September 30, 2021	3,930,000	$0.27
Granted during the year	300,000	$0.17
Vested during the year	(285,000)	$0.16
Cancelled and forfeited during the year	(70,000)	$0.16
At September 30, 2022	3,875,000	$0.22
Granted prior to the Business Combination	1,465,000	$0.59
Vested prior to or on the Business Combination	(4,743,750)	$0.33
Cancelled and forfeited prior to the Business Combination	(200,000)	$0.48
Adjustment at the Business Combination	(185,645)	N/A
Vested after the Business Combination	(15,967)	$0.90
Cancelled and forfeited after the Business Combination	(23,951)	$0.88
At September 30, 2023	170,687	$0.64

Determining the Fair Value of Share Options and Earnout Shares Granted

The following information was used in determining the fair value of share options and earnout shares granted during the year ended September 30, 2023:

	Informal share option arrangements[1]	Management earnout shares	Sponsor earnout shares	SAP compensation

Valuation method	Black Scholes	Monte Carlo	Monte Carlo	Monte Carlo
Exercise price	£0.35 - £0.95	$12.00 - $16.00	$14.00	$12.00 - $16.00
Expected volatility	46.0% - 54.4%	66.2%	66.2%	66.2%
Dividend yield	Nil	Nil	Nil	Nil
Risk free interest rate	1.5% - 3.5%	3.6%	3.6%	3.6%
Fair value	£0.39 - £0.55	$7.16 - $7.87	$7.54	$7.16 - $7.87

[1]All options were issued prior to the transaction and were therefore originally issued in GBP.